Income tax benefit (Tables)	12 Months Ended
Dec. 31, 2019
Income tax benefit
Schedule of income tax receivables

		Restated	Restated
DKK thousand	2019	2018	2017
Net result for the year before tax	(576,677)	625,051	(279,913)
Corporate tax rate in Denmark	22.0%	22.0%	22.0%

Expected tax benefit/(expenses)	126,869	(137,511)	61,581

Adjustment for non-deductible expenses	(947)	(65)	(62)
Adjustment for non-taxable income	964	0	0
Adjustment for exercised warrants	(1,653)	(2,228)	(1,732)
Adjustment for R&D super deduction	1,676	1,427	0
Tax effect on exercise of warrants	6,092	8	688
Tax effect on expired warrants	175	151	(4,407)
Warrant - share price development	4,050	0	0
Change in tax assets (not recognized)	(132,090)	94,445	(50,568)
Total income tax expense/benefit	5,136	(43,773)	5,500

Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	681,531	580,937	872,670
Research and development expenses	460,007	136,755	210,148
Rights	35,849	35,849	43,019
Non-current assets	51,677	50,308	67,590
Liabilities	139,890	0	0
Other	70,306	79,986	104,377
Total temporary differences	1,439,260	883,835	1,297,804

Corporate tax rate in Denmark	22.0%	22.0%	22.0%
Calculated potential deferred tax asset at local tax rate	316,637	194,444	285,517
Write-down of deferred tax asset	(316,637)	(194,444)	(285,517)
Recognized deferred tax asset	0	0	0